Subordinated Liabilities	12 Months Ended
Dec. 31, 2020
27. Subordinated liabilities
Subordinated Liabilities

27 Subordinated liabilities

Accounting for subordinated liabilities Subordinated liabilities are measured at amortised cost using the effective interest method under IFRS 9.

	2020	2019
	£m	£m
As at 1 January	18,156	20,559
Issuances	1,438	1,352
Redemptions	(3,464)	(3,248)
Other	211	(507)
As at 31 December	16,341	18,156

Issuances of £1,438m comprise £782m USD 3.564% Fixed Rate Resetting Subordinated Callable Notes and £500m 3.75% Fixed Rate Resetting Subordinated Callable Notes, both issued externally by Barclays PLC and £156m USD Floating Rate Notes issued externally by a Barclays subsidiary.

Redemptions of £3,464m comprise a £1,126m partial redemption of USD 7.625% Contingent Capital Notes issued externally by Barclays Bank PLC and full redemptions of £1,124m EUR 2.625% Fixed Rate Subordinated Callable Notes issued externally by Barclays PLC, £842m USD 5.14% Lower Tier 2 Notes issued externally by Barclays Bank PLC and £342m USD Floating Rate Notes and £30m USD Fixed Rate Notes, both issued externally by Barclays subsidiaries.

Other movements predominantly include foreign exchange movements and fair value hedge adjustments.

Subordinated liabilities include accrued interest and comprise undated and dated subordinated liabilities as follows:

	2020	2019
	£m	£m
Undated subordinated liabilities	308	303
Dated subordinated liabilities	16,033	17,853
Total subordinated liabilities	16,341	18,156

None of the Group’s subordinated liabilities are secured.

Undated subordinated liabilities[a]
		2020	2019
	Initial call date	£m	£m
Barclays Bank PLC issued
Tier One Notes (TONs)
6% Callable Perpetual Core Tier One Notes	2032	17	16
6.86% Callable Perpetual Core Tier One Notes (USD 179m)	2032	205	203
Reserve Capital Instruments (RCIs)
5.3304% Step-up Callable Perpetual Reserve Capital Instruments	2036	56	53
Undated Notes
Junior Undated Floating Rate Notes (USD 38m)	Any interest payment date	28	29
Total undated subordinated liabilities		308	303

Note

a Instrument values are disclosed to the nearest million.

Undated subordinated liabilities

Undated subordinated liabilities are issued by Barclays Bank PLC and its subsidiaries for the development and expansion of the business and to strengthen the capital bases. The principal terms of the undated subordinated liabilities are described below:

Subordination

All undated subordinated liabilities rank behind the claims against the bank of depositors and other unsecured unsubordinated creditors and holders of dated subordinated liabilities in the following order: Junior Undated Floating Rate Notes; followed by TONs and RCIs ranking pari passu with each other.

Interest

The Junior Undated Notes are floating rate notes where rates are fixed periodically in advance based on the related market rate.

The TONs and RCIs bear a fixed rate of interest until the initial call date. After the initial call date, in the event that they are not redeemed, the TONs and RCIs will bear interest at rates fixed periodically in advance based on market rates.

Payment of interest

No payment of principal or any interest may be made in relation to the TONs and RCIs unless Barclays Bank PLC satisfies a specified solvency test.

Barclays Bank PLC may elect to defer any payment of interest on the RCIs. Any such deferred payment of interest must be paid on the earlier of: (i) the date of redemption of the RCIs, and (ii) the coupon payment date falling on or nearest to the tenth anniversary of the date of deferral of such payment. Whilst such deferral is continuing, (i) neither Barclays Bank PLC nor Barclays PLC may declare or pay a dividend, subject to certain exceptions, on any of its ordinary shares or preference shares and (ii) certain restrictions on the redemption, purchase or reduction of their respective share capital and certain other securities also apply.

Barclays Bank PLC may elect to defer any payment of interest on the TONs if it determines that it is, or such payment would result in it being, in non-compliance with capital adequacy requirements and policies of the PRA. Any such deferred payment of interest will only be payable on a redemption of the TONs. Until such time as Barclays Bank PLC next makes a payment of interest on the TONs, (i) neither Barclays Bank PLC nor Barclays PLC may declare or pay a dividend, subject to certain exceptions, on any of their respective ordinary shares or preference shares, or make payments of interest in respect of Barclays Bank PLC’s Reserve Capital Instruments and (ii) certain restrictions on the redemption, purchase or reduction of their respective share capital and certain other securities also apply.

Repayment

All undated subordinated liabilities are repayable at the option of Barclays Bank PLC, generally in whole, at the initial call date and on any subsequent coupon or interest payment date. In addition, each issue of undated subordinated liabilities is repayable, at the option of Barclays Bank PLC in whole for certain tax reasons, either at any time, or on an interest payment date. There are no events of default except non-payment of principal or mandatory interest. Any repayments require the prior consent of the PRA.

Other

All issues of undated subordinated liabilities are non-convertible.

Dated subordinated liabilities[a]
			2020	2019
	Initial call date	Maturity date	£m	£m
Barclays PLC issued
2.625% Fixed Rate Subordinated Callable Notes (EUR 1,250m)	2020	2025	-	1,072
2% Fixed Rate Subordinated Callable Notes (EUR 1,500m)	2023	2028	1,384	1,309
4.375% Fixed Rate Subordinated Notes (USD 1,250m)		2024	990	995
3.75% Fixed Rate Resetting Subordinated Callable Notes (SGD 200m)	2025	2030	119	116
3.75% Fixed Rate Resetting Subordinated Callable Notes (GBP 500m)	2025	2030	504	-
5.20% Fixed Rate Subordinated Notes (USD 2,050m)		2026	1,610	1,561
4.836% Fixed Rate Subordinated Callable Notes (USD 2,000m)	2027	2028	1,627	1,578
5.088% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,500m)	2029	2030	1,213	1,152
3.564% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m)	2030	2035	703	-
Barclays Bank PLC issued
5.14% Lower Tier 2 Notes (USD 1,094m)		2020	-	832
6% Fixed Rate Subordinated Notes (EUR 1,500m)		2021	1,427	1,375
9.5% Subordinated Bonds (ex-Woolwich Plc)		2021	221	239
Subordinated Floating Rate Notes (EUR 100m)		2021	90	85
10% Fixed Rate Subordinated Notes		2021	2,108	2,157
10.179% Fixed Rate Subordinated Notes (USD 1,521m)		2021	1,101	1,123
Subordinated Floating Rate Notes (EUR 50m)		2022	45	43
6.625% Fixed Rate Subordinated Notes (EUR 1,000m)		2022	982	957
7.625% Contingent Capital Notes (USD 3,000m)		2022	1,132	2,284
Subordinated Floating Rate Notes (EUR 50m)		2023	45	42
5.75% Fixed Rate Subordinated Notes		2026	351	350
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m)		2027	108	105
6.33% Subordinated Notes		2032	64	62
Subordinated Floating Rate Notes (EUR 68m)		2040	61	58
External issuances by other subsidiaries		2025	146	358
Total dated subordinated liabilities			16,033	17,853

Note

a Instrument values are disclosed to the nearest million.

Dated subordinated liabilities

Dated subordinated liabilities are issued by Barclays PLC, Barclays Bank PLC and its subsidiaries for the development and expansion of their business and to strengthen their respective capital bases. The principal terms of the dated subordinated liabilities are described below:

Subordination

Dated subordinated liabilities issued by Barclays PLC ranks behind the claims against Barclays PLC of unsecured unsubordinated creditors but before the claims of the holders of its equity.

All dated subordinated liabilities externally issued by Barclays Bank PLC rank behind the claims against the bank of depositors and other unsecured unsubordinated creditors but before the claims of the undated subordinated liabilities and the holders of its equity. The dated subordinated liabilities externally issued by other subsidiaries are similarly subordinated as the external subordinated liabilities issued by Barclays Bank PLC.

Interest

Interest on the Floating Rate Notes is fixed periodically in advance, based on the related market rates.

Interest on Fixed Rate Notes is set by reference to market rates at the time of issuance and fixed until maturity.

Interest on the 4.836% Fixed Rate Subordinated Callable Notes, 2% Fixed Rate Subordinated Callable Notes 3.75% SGD Fixed Rate Resetting Subordinated Callable Notes, 3.75% GBP Fixed Rate Resetting Subordinated Callable Notes and the 3.564% Fixed Rate Resetting Subordinated Callable Notes are fixed until the call date. After the respective call dates, in the event that they are not redeemed, the interest rates will be reset and fixed until maturity based on a market rate. Interest on the 5.088% Fixed-to-Floating Rate Subordinated Callable Notes are fixed until the call date. After the call date, in the event that they are not redeemed, the interest rate will reset periodically in advance based on market rates.

Repayment

Those subordinated liabilities with a call date are repayable at the option of the issuer, on conditions governing the respective debt obligations, some in whole or in part, and some only in whole. The remaining dated subordinated liabilities outstanding at 31 December 2020 are redeemable only on maturity, subject in particular cases to provisions allowing an early redemption in the event of certain changes in tax law, or to certain changes in legislation or regulations.

Any repayments prior to maturity require, in the case of Barclays PLC and Barclays Bank PLC, the prior consent of the PRA, or in the case of the overseas issues, the approval of the local regulator for that jurisdiction and of the PRA in certain circumstances.

There are no committed facilities in existence at the balance sheet date which permit the refinancing of debt beyond the date of maturity.

Other

The 7.625% Contingent Capital Notes will be automatically transferred from investors to Barclays PLC (or another entity within the Group) for nil consideration in the event the Barclays PLC transitional CET1 ratio falls below 7%.